Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value
Fair Value

16. Fair Value

The Company determines the fair values of its financial instruments based on the requirements established in Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, which provides a framework for measuring fair value under GAAP and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 defines fair value as the exit price, the price that would be received for an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date under current market conditions.

Fair Value Hierarchy

ASC 820 establishes three levels of fair values based on the markets in which the assets or liabilities are traded and the reliability of the assumptions used to determine fair value. The levels are:

▪	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.
▪

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

▪

Level 3:  Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability (“Company-level data”). Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

ASC 820 requires that the Company disclose estimated fair values for certain financial instruments. Financial instruments include such items as investment securities, loans, deposits, interest rate and foreign exchange contracts, swaps and other instruments as defined by the standard. The Company has an organized and established process for determining and reviewing the fair value of financial instruments reported in the Company’s financial statements. The fair value measurements are reviewed to ensure they are reasonable and in line with market experience in similar asset and liability classes.

Additionally, the Company may be required to record at fair value other assets on a nonrecurring basis, such as other real estate owned, other customer relationships, and other intangible assets. These nonrecurring fair value adjustments typically involve the application of lower-of-cost-or-fair-value accounting or write-downs of individual assets.

Disclosure of fair values is not required for certain items such as lease financing, obligations for pension and other postretirement benefits, premises and equipment, prepaid expenses, and income tax assets and liabilities.

Reasonable comparisons of fair value information with that of other financial institutions cannot necessarily be made because the standard permits many alternative calculation techniques, and numerous assumptions have been used to estimate the Company’s fair values.

Valuation Techniques Used in the Fair Value Measurement of Assets and Liabilities Carried at Fair Value

For the assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table below), the Company applies the following valuation techniques:

Available-for-sale securities

Available-for-sale debt securities are recorded at fair value on a recurring basis. Fair value measurement is based on quoted prices, including estimates by third-party pricing services, if available. If quoted prices are not available, fair values are measured using proprietary valuation models that utilize market observable parameters from active market makers and inter-dealer brokers whereby securities are valued based upon available market data for securities with similar characteristics. Management reviews the pricing information received from the Company’s third-party pricing service to evaluate the inputs and valuation methodologies used to place securities into the appropriate level of the fair value hierarchy and transfers of securities within the fair value hierarchy are made if necessary. On a monthly basis, management reviews the pricing information received from the third-party pricing service which includes a comparison to non-binding third-party broker quotes, as well as a review of market-related conditions impacting the information provided by the third-party pricing service. Management also identifies investment securities which may have traded in illiquid or inactive markets by identifying instances of a significant decrease in the volume or frequency of trades, relative to historical levels, as well as instances of a significant widening of the bid-ask spread in the brokered markets. As of September 30, 2016 and December 31, 2015, management did not make adjustments to prices provided by the third-party pricing services as a result of illiquid or inactive markets. The Company’s third-party pricing service has also established processes for the Company to submit inquiries regarding quoted prices. Periodically, the Company will challenge the quoted prices provided by the third-party pricing service. The Company’s third-party pricing service will review the inputs to the evaluation in light of the new market data presented by the Company. The Company’s third-party pricing service may then affirm the original quoted price or may update the evaluation on a going forward basis. The Company classifies all available-for-sale securities as Level 2.

Derivatives

Most of the Company’s derivatives are traded in over-the-counter markets where quoted market prices are not readily available. For those derivatives, the Company measures fair value on a recurring basis using proprietary valuation models that primarily use market observable inputs, such as yield curves, and option volatilities. The fair value of derivatives includes values associated with counterparty credit risk and the Company’s own credit standing. The Company classifies these derivatives, included in other assets and other liabilities, as Level 2.

Concurrent with the sale of the Visa Class B restricted shares, the Company entered into an agreement with the buyer that requires payment to the buyer in the event Visa reduces each member bank’s Class B conversion ratio to unrestricted Class A common shares. The Visa derivative of $7.9 million was included in the unaudited consolidated balance sheet at September 30, 2016 to provide for the fair value of this liability. The potential liability related to the conversion rate swap agreement was determined based on management’s estimate of the timing and the amount of Visa litigation settlement and the resulting payments due to the counterparty under the terms of the contract. As such, the conversion rate swap agreement is classified as Level 3. The significant unobservable inputs used in the fair value measurement of the Company’s derivative liability are the potential future changes in the conversion factor, expected term and growth rate of the market price of Visa Class A common shares. Material increases or (decreases) in any of those inputs may result in a significantly higher or (lower) fair value measurement.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of September 30, 2016 and December 31, 2015 are summarized below:

	Fair Value Measurements as of September 30, 2016
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$308,488	$—	$308,488
Government-sponsored enterprises debt securities	—	189,893	—	189,893
Government agency mortgage-backed securities (1)	—	204,958	—	204,958
Government-sponsored enterprises mortgage-backed securities (1)	—	9,000	—	9,000
Non-government asset-backed securities	—	19,494	—	19,494
Collateralized mortgage obligations
Government agency	—	3,543,653	—	3,543,653
Government-sponsored enterprises	—	1,088,210	—	1,088,210
Total available-for-sale securities	—	5,363,696	—	5,363,696
Other assets (2)	—	32,393	—	32,393
Liabilities
Other liabilities (3)	—	(44,703)	(7,926)	(52,629)
Total	$—	$5,351,386	$(7,926)	$5,343,460

	Fair Value Measurements as of December 31, 2015
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$499,976	$—	$499,976
Government-sponsored enterprises debt securities	—	95,824	—	95,824
Government agency mortgage-backed securities (1)	—	55,982	—	55,982
Government-sponsored enterprises mortgage-backed securities (1)	—	10,745	—	10,745
Non-government mortgage-backed securities (1)	—	157	—	157
Non-government asset-backed securities	—	95,310	—	95,310
Collateralized mortgage obligations
Government agency	—	2,239,934	—	2,239,934
Government-sponsored enterprises	—	1,029,337	—	1,029,337
Total available-for-sale securities	—	4,027,265	—	4,027,265
Other assets (2)	—	11,002	—	11,002
Liabilities
Other liabilities (3)	—	(23,122)	—	(23,122)
Total	$—	$4,015,145	$—	$4,015,145

(1)   Backed by residential real estate.

(2)   Other assets include investments in derivative assets.

(3)   Other liabilities include derivative liabilities.

Changes in Fair Value Levels

For any transfers in and out of the levels of the fair value hierarchy, the Company discloses the fair value measurement at the beginning of the reporting period during which the transfer occurred. During the three and nine months ended September 30, 2016 and during the year ended December 31, 2015,  there were no transfers between levels. The changes in Level 3 liabilities measured at fair value on a recurring basis for the three and nine months ended September 30, 2016 are summarized in the table below.

Visa
(dollars in thousands)	Derivative
Three Months Ended September 30, 2016
Balance as of July 1, 2016	$(8,376)
Total net gains included in other noninterest income	6
Settlements	444
Balance as of September 30, 2016	$(7,926)
Total unrealized net gains included in net income related to liabilities still held as of September 30, 2016	$6

Nine Months Ended September 30, 2016
Balance as of January 1, 2016	$—
Total net gains included in other noninterest income	25
Purchases	(8,875)
Settlements	924
Balance as of September 30, 2016	$(7,926)
Total unrealized net gains included in net income related to liabilities still held as of September 30, 2016	$25

The Company did not have any assets or liabilities measured at fair value on a recurring basis using Level 3 inputs as of December 31, 2015.

Valuation Techniques Used in the Fair Value Measurement of Assets and Liabilities Carried at Other Than Fair Value

For the financial instruments that are not required to be carried at fair value on a recurring basis (categorized in the valuation hierarchy table below), the Company uses the following methods and assumptions to estimate the fair value:

Short-term financial assets

Short-term financial assets include cash and due from banks, including Federal funds sold and accrued interest receivable. The carrying amount is considered a reasonable estimate of fair value because there is a relatively short duration of time between the origination of the instrument and its expected realization. As such, these short-term financial assets are classified as Level 1. Fair values of fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities. Accordingly, these assets are classified as Level 2.

Loans

Fair values are estimated for pools of loans with similar characteristics using discounted cash flow analyses. The Company utilizes interest rates currently being offered for groups of loans with similar terms to borrowers of similar credit quality to estimate the fair values of: (1) commercial and industrial loans; (2) certain mortgage loans, including 1-4 family residential, commercial real estate and rental property; and (3) consumer loans. As such, loans are classified as Level 3.

Deposits

The fair value of deposits with no maturity date, such as interest-bearing and noninterest-bearing checking, regular savings, and certain types of money market savings accounts, approximate their carrying amounts, the amounts payable on demand at the reporting date. Accordingly, these are classified as Level 1. Fair values of fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities. Accordingly, these are classified as Level 2.

Short-term borrowings

The fair values of short-term borrowings are estimated using quoted market prices or discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. As such, short-term borrowings are classified as Level 2.

Off-balance sheet instruments

Fair values of letters of credit and commitments to extend credit are determined based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. As such, off-balance sheet financial instruments are classified as Level 3.

Assets and Liabilities Carried at Other Than Fair Value

The following tables summarize for the periods indicated the estimated fair value of the Company’s financial instruments that are not required to be carried at fair value on a recurring basis, excluding leases and short-term financial assets and liabilities for which carrying amounts approximate fair value. The tables also summarize the fair values of the Company’s off-balance sheet commitments, excluding lease commitments.

	September 30, 2016
		Fair Value Measurements
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Unobservable
		for Identical	Observable	Inputs
(dollars in thousands)	Book Value	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Financial assets:
Short-term financial assets	$1,175,820	$371,622	$804,197	$—	$1,175,819
Loans (1)	11,209,378	—	—	11,307,808	11,307,808

Financial liabilities:
Deposits	$16,965,527	$12,960,384	$4,009,417	$—	$16,969,801
Short-term borrowings	9,151	—	9,131	—	9,131

Off-balance sheet financial instruments:
Commitments to extend credit (2)	$21,534	$—	$—	$21,534	$21,534
Standby letters of credit	1,533	—	—	1,533	1,533
Commercial letters of credit	23	—	—	23	23

(1)   Excludes financing leases of $187.2 million at September 30, 2016.

(2)   There were no lease commitments at September 30, 2016.

	December 31, 2015
		Fair Value Measurements
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Unobservable
		for Identical	Observable	Inputs
(dollars in thousands)	Book Value	Assets (Level 1)	Inputs (Level 2)	(Level 3)	Total
Financial assets:
Short-term financial assets	$2,650,195	$300,096	$2,350,082	$—	$2,650,178
Loans (1)	10,523,351	—	—	10,572,261	10,572,261

Financial liabilities:
Deposits	$16,061,924	$12,251,923	$3,801,185	$—	$16,053,108
Short-term borrowings	216,151	—	216,057	—	216,057

Off-balance sheet financial instruments:
Commitments to extend credit (2)	$25,113	$—	$—	$25,113	$25,113
Standby letters of credit	2,122	—	—	2,122	2,122
Commercial letters of credit	21	—	—	21	21

(1)   Excludes financing leases of $198.7 million at December 31, 2015.

(2)   Excludes financing lease commitments of $0.1 million at December 31, 2015.

Valuation Techniques Used in the Fair Value Measurement of Assets and Liabilities Carried at the Lower of Cost or Fair Value

The Company applies the following valuation techniques to assets measured at the lower of cost or fair value:

Mortgage servicing rights (“MSRs”)

MSRs are carried at the lower of cost or fair value and are therefore subject to fair value measurements on a nonrecurring basis. The fair value of MSRs is determined using models which use significant unobservable inputs, such as estimates of prepayment rates, the resultant weighted average lives of the MSRs and the option-adjusted spread levels. Accordingly, the Company classifies MSRs as Level 3.

Impaired loans

A large portion of the Company’s impaired loans are collateral dependent and are measured at fair value on a nonrecurring basis using collateral values as a practical expedient. The fair values of collateral for impaired loans are primarily based on real estate appraisal reports prepared by third party appraisers less disposition costs, present value of the expected future cash flows or the loan’s observable market price. Certain loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective rate, which is not a fair value measurement. The Company measures the impairment on certain loans and leases by performing a lower-of-cost-or-fair-value analysis. If impairment is determined by the value of the collateral or an observable market price, it is written down to fair value on a nonrecurring basis as Level 3.

Other real estate owned

The Company values these properties at fair value at the time the Company acquires them, which establishes their new cost basis. After acquisition, the Company carries such properties at the lower of cost or fair value less estimated selling costs on a nonrecurring basis. Fair value is measured on a nonrecurring basis using collateral values as a practical expedient. The fair values of collateral for other real estate owned are primarily based on real estate appraisal reports prepared by third party appraisers less disposition costs, and are classified as Level 3.

Standby letters of credit

The Company recognizes a liability for the fair value of the obligation undertaken in issuing a standby letter of credit at the inception of the guarantee. These liabilities are disclosed at fair value on a nonrecurring basis. Thereafter, these liabilities are carried at amortized cost. The fair value is based on the commission the Company receives when entering into the guarantee. As Company-level data is incorporated into the fair value measurement, the liability for standby letters of credit is classified as Level 3.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

The Company may be required to record certain assets at fair value on a nonrecurring basis in accordance with GAAP. These assets are subject to fair value adjustments that result from the application of lower of cost or fair value accounting or write-downs of individual assets to fair value.

The following table provides the level of valuation inputs used to determine each fair value adjustment and the fair value of the related individual assets or portfolio of assets with fair value adjustments on a nonrecurring basis as of September 30, 2016 and December 31, 2015:

(dollars in thousands)	Level 1	Level 2	Level 3
September 30, 2016
Impaired loans	$—	$—	$1,368
December 31, 2015
Impaired loans	$—	$—	$1,250

Total losses of impaired loans for the nine months ended September 30, 2016 and 2015 was $0.4 million and $0.3 million, respectively.

For Level 3 assets and liabilities measured at fair value on a recurring or nonrecurring basis as of September 30, 2016 and December 31, 2015, the significant unobservable inputs used in the fair value measurements were as follows:

	Quantitative Information about Level 3 Fair Value Measurements at September 30, 2016
			Significant	Range
(dollars in thousands)	Fair value	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,368	Appraisal Value	Appraisal Value	n/m (1)
Other liabilities	$(7,926)	Discounted Cash Flow	Expected Conversion Factor	1.6483
			Expected Term	4 years
			Growth Rate	15%

	Quantitative Information about Level 3 Fair Value Measurements at December 31, 2015
				Range
(dollars in thousands)	Fair value	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,250	Appraisal Value	Appraisal Value	n/m (1)

(1)    The fair value of these assets is determined based on appraised values of collateral or broker price opinions, the range of which is not meaningful to disclose.

19. Fair Value

The Company determines the fair values of its financial instruments based on the requirements established in ASC 820, which provides a framework for measuring fair value under GAAP and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 defines fair value as the exit price, the price that would be received for an asset or paid to transfer a liability, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date under current market conditions.

Fair Value Hierarchy

ASC 820 establishes three levels of fair values based on the markets in which the assets or liabilities are traded and the reliability of the assumptions used to determine fair value. The levels are:

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.
•

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3:  Valuation is generated from model‑based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability (“Company‑level data”). Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

ASC 820 requires that the Company disclose estimated fair values for certain financial instruments. Financial instruments include such items as investment securities, loans, deposits, interest rate and foreign exchange contracts, swaps and other instruments as defined by the standard. The Company has an organized and established process for determining and reviewing the fair value of financial instruments reported in the Company’s financial statements. The fair value measurements are reviewed to ensure they are reasonable and in line with market experience in similar asset and liability classes.

Additionally, the Company may be required to record at fair value other assets on a nonrecurring basis, such as other real estate owned, other customer relationships, and other intangible assets. These nonrecurring fair value adjustments typically involve the application of lower‑of‑cost‑or‑fair‑value accounting or writedowns of individual assets.

Disclosure of fair values is not required for certain items such as lease financing, investments accounted for under the equity method of accounting, obligations for pension and other postretirement benefits, premises and equipment, prepaid expenses, and income tax assets and liabilities.

Reasonable comparisons of fair value information with that of other financial institutions cannot necessarily be made because the standard permits many alternative calculation techniques, and numerous assumptions have been used to estimate the Company’s fair values.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements as of December 31, 2015
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$499,976	$—	$499,976
Non‑government securities	—	95,824	—	95,824
Government agency mortgage‑backed securities(1)	—	55,982	—	55,982
Government‑sponsored enterprises mortgage‑backed securities(1)	—	10,745	—	10,745
Non‑government mortgage‑backed securities(1)	—	157	—	157
Non‑government asset‑backed securities	—	95,310	—	95,310
Collateralized mortgage obligations
Government agency	—	2,239,934	—	2,239,934
Government‑sponsored enterprises	—	1,029,337		1,029,337
Total Investment securities available for sale	—	4,027,265	—	4,027,265
Other assets(2)	—	11,002	—	11,002
Liabilities
Other liabilities(3)	—	(23,122)	—	(23,122)
Total	$—	$4,015,145	$—	$4,015,145

	Fair Value Measurements as of December 31, 2014
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical Assets	Observable	Unobservable
(dollars in thousands)	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Assets
U.S. Treasury securities	$—	$748,515	$—	$748,515
Non‑government securities	—	95,572	—	95,572
Government‑sponsored enterprises mortgage‑backed securities(1)	—	13,203	—	13,203
Non‑government mortgage‑backed securities(1)	—	3,404	—	3,404
Non‑government asset‑backed securities	—	353,992	—	353,992
Collateralized mortgage obligations
Government agency	—	2,683,706	—	2,683,706
Government‑sponsored enterprises	—	1,069,003	—	1,069,003
Equity securities	4,216	—	—	4,216
Total Investment securities available for sale	4,216	4,967,395	—	4,971,611
Other assets(2)	1,765	4,295	—	6,060
Liabilities
Other liabilities(3)	—	(19,995)	—	(19,995)
Total	$5,981	$4,951,695	$—	$4,957,676
(1)	Backed by residential real estate.
(2)	Other assets include investments in money market mutual funds and derivative assets.
(3)	Other liabilities include derivative liabilities.

For any transfers in and out of the levels of the fair value hierarchy, the Company discloses the fair value measurement at the beginning of the reporting period during which the transfer occurred. For the years ended December 31, 2015 and 2014, there were no transfers between levels. The Company did not have any assets or liabilities measured at fair value on a recurring basis using Level 3 inputs as of December 31, 2015 and 2014.

Valuation Techniques Used in the Fair Value Measurement of Assets and Liabilities Carried at Fair Value

For the assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table above), the Company applies the following valuation techniques:

Securities available for sale

Available‑for‑sale debt and equity securities are recorded at fair value on a recurring basis. Fair value measurement is based on quoted prices, including estimates by third‑party pricing services, if available. If quoted prices are not available, fair values are measured using proprietary valuation models that utilize market observable parameters from active market makers and inter‑dealer brokers whereby securities are valued based upon available market data for securities with similar characteristics. Management reviews the pricing information received from the Company’s third‑party pricing service to evaluate the inputs and valuation methodologies used to place securities into the appropriate level of the fair value hierarchy and transfers of securities within the fair value hierarchy are made if necessary. On a monthly basis, management reviews the pricing information received from the third‑party pricing service which includes a comparison to non‑binding third‑party broker quotes, as well as a review of market‑related conditions impacting the information provided by the third‑party pricing service. Management also identifies investment securities which may have traded in illiquid or inactive markets by identifying instances of a significant decrease in the volume or frequency of trades, relative to historical levels, as well as instances of a significant widening of the bid‑ask spread in the brokered markets. As of December 31, 2015 and 2014, management did not make adjustments to prices provided by the third‑party pricing services as a result of illiquid or inactive markets. The Company’s third‑party pricing service has also established processes for the Company to submit inquiries regarding quoted prices. Periodically, the Company will challenge the quoted prices provided by the third‑party pricing service. The Company’s third‑party pricing service will review the inputs to the evaluation in light of the new market data presented by the Company. The Company’s third‑party pricing service may then affirm the original quoted price or may update the evaluation on a going forward basis. The Company classifies all available‑for‑sale securities, except money market and equity securities, as Level 2. Money market and equity securities have active markets and are therefore classified as Level 1.

Derivatives

All of the Company’s derivatives are traded in over‑the‑counter markets where quoted market prices are not readily available. For those derivatives, the Company measures fair value on a recurring basis using proprietary valuation models that primarily use market observable inputs, such as yield curves, and option volatilities. The fair value of derivatives includes values associated with counterparty credit risk and the Company’s own credit standing. The Company classifies derivatives, included in other assets and other liabilities, as Level 2.

Assets and Liabilities Carried at Other Than Fair Value

The following tables summarize the estimated fair value of the Company’s financial instruments that are not required to be carried at fair value on a recurring basis, excluding leases and short‑term financial assets and liabilities for which carrying amounts approximate fair value. The tables also summarize the fair values of the Company’s off‑balance sheet commitments, excluding lease commitments.

	December 31, 2015
		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(dollars in thousands)	Book Value	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets:
Short‑term financial assets	$2,650,195	$300,096	$2,350,082	$—	$2,650,178
Loans(1)	10,523,351	—	—	10,572,261	10,572,261
Financial liabilities:
Deposits	$16,061,924	$12,251,923	$3,801,185	$—	$16,053,108
Short‑term borrowings	216,151	—	216,057	—	216,057
Off‑balance sheet financial instruments:
Commitments to extend credit(2)	$25,113	$—	$—	$25,113	$25,113
Standby letters of credit	2,122	—	—	2,122	2,122
Commercial letters of credit	21	—	—	21	21
(1)	Excludes financing leases of $198.7 million at December 31, 2015.
(2)	Excludes financing lease commitments of $0.1 million at December 31, 2015.
	December 31, 2014
		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(dollars in thousands)	Book Value	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets:
Short‑term financial assets	$1,261,453	$345,946	$915,982	$—	$1,261,928
Loans held for sale	6,344	—	6,270	—	6,270
Loans(1)	9,779,292	—	—	9,823,542	9,823,542
Financial liabilities:
Deposits	$14,725,379	$11,071,962	$3,656,127	$—	$14,728,089
Short‑term borrowings	386,151	—	386,092	—	386,092
Off‑balance sheet financial instruments:
Commitments to extend credit(2)	$20,962	$—	$—	$20,962	$20,962
Standby letters of credit	1,003	—	—	1,003	1,003
Commercial letters of credit	25	—	—	25	25
(1)	Excludes financing leases of $244 million at December 31, 2014.
(2)	Excludes financing lease commitments of $0.4 million at December 31, 2014.

Valuation Techniques Used in the Fair Value Measurement of Assets and Liabilities Carried at Other Than Fair Value

For the financial instruments that are not required to be carried at fair value on a recurring basis (categorized in the valuation hierarchy table above), the Company uses the following methods and assumptions to estimate the fair value:

Short‑term financial assets

Short‑term financial assets include cash and due from banks Federal funds sold and accrued interest receivable. The carrying amount is considered a reasonable estimate of fair value because there is a relatively short time between the origination of the instrument and its expected realization. As such, these short‑term financial assets are classified as Level 1. Fair values of fixed‑rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities. Accordingly, these assets are classified as Level 2.

Loans held for sale

Residential loans held for sale are carried at the lower of cost or fair value, and are therefore subject to fair value measurements on a nonrecurring basis. The fair value of loans held for sale is based on current quoted prices or rates in secondary markets for portfolios with similar characteristics. As such, the Company classifies these loans as Level 2. There were no loans held for sale at December 31, 2015.

Loans

Fair values are estimated for pools of loans with similar characteristics using discounted cash flow analyses. The Company utilizes interest rates currently being offered for groups of loans with similar terms to borrowers of similar credit quality to estimate the fair values of: (1) commercial and industrial loans; (2) certain mortgage loans, including one‑to‑four‑family residential, commercial real estate and rental property; and (3) consumer loans. As such, loans are classified as Level 3.

Deposits

The fair value of deposits with no maturity date, such as interest‑bearing and noninterest‑bearing checking, regular savings, and certain types of money market savings accounts, approximate their carrying amounts, the amounts payable on demand at the reporting date. Accordingly, these are classified as Level 1. Fair values of fixed‑rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities. Accordingly, these are classified as Level 2.

Short‑term borrowings

The fair values of short‑term borrowings are estimated using quoted market prices or discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. As such, short‑term borrowings are classified as Level 2.

Off‑balance sheet instruments

Fair values of letters of credit and commitments to extend credit are determined based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. As such, off‑balance sheet financial instruments are classified as Level 3.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

The Company may be required to record certain assets at fair value on a nonrecurring basis in accordance with GAAP. These assets are subject to fair value adjustments that result from the application of lower of cost or fair value accounting or write‑downs of individual assets to fair value.

The following table provides the level of valuation inputs used to determine each fair value adjustment, the fair value of the related individual assets or portfolio of assets with fair value adjustments on a nonrecurring basis, and total losses for the year ended:

				Total Losses
				for the
(dollars in thousands)	Level 1	Level 2	Level 3	Year Ended
December 31, 2015
Impaired loans	—	—	$1,250	$302
December 31, 2014
Impaired loans	—	—	1,031	1,153

For Level 3 assets and liabilities measured at fair value on a recurring or nonrecurring basis as of December 31, 2015 and 2014, the significant unobservable inputs used in the fair value measurements were as follows:

	Quantitative Information about Level 3 Fair Value Measurements at December 31, 2015
	Fair value			Range
	(dollars in thousands)	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,250	Appraisal Value	Appraisal Value	n/m(1)

	Quantitative Information about Level 3 Fair Value Measurements at December 31, 2014
	Fair value			Range
	(dollars in thousands)	Valuation Technique	Unobservable Input	(Weighted Average)
Impaired loans	$1,031	Appraisal Value	Appraisal Value	n/m(1)
(1)	The fair value of these assets is determined based on appraised values of collateral or broker price opinions, the range of which is not meaningful to disclose.

Valuation Techniques Used in the Fair Value Measurement of Assets and Liabilities Carried at the Lower of Cost or Fair Value

In addition to loans held for sale, previously discussed, the Company applies the following valuation techniques to assets measured at the lower of cost or fair value:

Mortgage servicing rights

MSRs are carried at the lower of cost or fair value and are therefore subject to fair value measurements on a nonrecurring basis. The fair value of MSRs is determined using models which use significant unobservable inputs, such as estimates of prepayment rates, the resultant weighted average lives of the MSRs and the option‑adjusted spread levels. Accordingly, the Company classifies MSRs as Level 3.

Impaired loans

A large portion of the Company’s impaired loans are collateral dependent and are measured at fair value on a nonrecurring basis using collateral values as a practical expedient. The fair values of collateral for impaired loans are primarily based on real estate appraisal reports prepared by third party appraisers less disposition costs, present value of the expected future cash flows or the loan’s observable market price. Certain loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective rate, which is not a fair value measurement. The Company measures the impairment on certain loans and leases by performing a lower‑of‑cost‑or‑fair‑value analysis. If impairment is determined by the value of the collateral or an observable market price, it is written down to fair value on a nonrecurring basis as Level 3.

Other real estate owned

The Company values these properties at fair value at the time the Company acquires them, which establishes their new cost basis. After acquisition, the Company carries such properties at the lower of cost or fair value less estimated selling costs on a nonrecurring basis. Fair value is measured on a nonrecurring basis using collateral values as a practical expedient. The fair values of collateral for other real estate owned are primarily based on real estate appraisal reports prepared by third party appraisers less disposition costs, and are classified as Level 3.

Standby letters of credit

The Company recognizes a liability for the fair value of the obligation undertaken in issuing a standby letter of credit at the inception of the guarantee. These liabilities are disclosed at fair value on a nonrecurring basis. Thereafter, these liabilities are carried at amortized cost. The fair value is based on the commission the Company receives when entering into the guarantee. As Company‑level data is incorporated into the fair value measurement, the liability for standby letters of credit is classified as Level 3.